SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES
13.	SHARE CAPITAL AND RESERVES

a)Common Shares

Authorized

The authorized capital stock of the Company is an unlimited number of common shares without par value.

Year ended December 31, 2025

On January 3, 2025, a $45,000 convertible debenture and interest of $4,421 for the convertible debentures that matured on January 9, 2025, were converted into 246,995 of the Company’s common shares (note 10).

On March 12, 2025, the Company completed a non-brokered private placement issuing 4,038,955 units at a price of $0.28 per unit, for gross proceeds of $1,130,907 and paid $98,455 of transaction costs, for net proceeds of $1,032,452. Each unit consists of one common share and one-half of one share purchase warrant, with each warrant entitling the holder to purchase one additional common share of the Company at a price of $0.40 each for a period of three years from the closing. The warrants are subject to an acceleration clause whereby, if the shares of the Company trade on the TSX-V at a closing price of $0.60 or greater per share for a period of ten consecutive trading days, the Company may accelerate the expiry of the warrants to thirty days after notice is given.

13.	SHARE CAPITAL AND RESERVES – (continued)

a)Common Shares – (continued)

Year ended December 31, 2025 – (continued)

On July 17, 2025, the Company closed a non-brokered flow-through private placement for an aggregate of 4,350,000 units at a price of $0.50 per unit for gross proceeds of $2,175,000. Each unit consists of one flow-through common share and one-half of one non-flow-through common share purchase warrant. Each warrant is exercisable at a price of $0.65 and expires on July 17, 2027. Total share issuance costs paid were $153,822.

On July 21, 2025, the Company elected to accelerate the expiry of outstanding common share purchase warrants of the Company originally issued under financings completed on March 12, 2025, exercisable at $0.40 per common share.Pursuant to the acceleration, a total of 2,019,477 warrants were exercised at $0.40 per common share for gross proceeds of $807,791.

During the year ended December 31, 2025, debenture holders converted the principal and settled interest of $4,803,067 for the convertible debentures that matured on November 21, 2025, into 26,088,257 common shares (note 10).

During the year ended December 31, 2025, the Company issued 2,952,500 common shares from stock option exercised for total proceeds of $811,150.

During the year ended December 31, 2025, the Company issued 1,000,000 common shares to settle restricted share units (“RSUs”) vested (note 14).

Year ended December 31, 2024

On April 12, 2024, the Company completed a flow-through private placement offering, pursuant to which it issued an aggregate of 5,499,994 shares at a price of $0.23 per share for gross proceeds of $1,264,999.

The Company paid an aggregate of $102,146 transaction cost in connection with the private placement.

On December 3, 2024, the Company completed a flow-through private placement offering, pursuant to which it issued an aggregate of 1,641,790 shares at a price of $0.335 per share for gross proceeds of $550,000.

The Company paid an aggregate of $43,249 transaction cost in connection with the private placement, and reclassified $106,716 of flow through liability out of equity.

During the year ended December 31, 2024, the Company converted $314,262 of convertible debenture into 1,594,314 shares (note 10).

b)Flow-Through Premium Liability:

	December 31, 2025	December 31, 2024
Flow-through premium liability	$102,524	$—
Flow-through premium recognized	—	106,716
Settlement of flow-through premium liability pursuant to qualified expenditures	(102,524)	(4,192)
Closing balance	$—	$102,524

The remaining qualifying expenditures to incur was $1,358,616 as at December 31, 2025 (2024 - $528,395).

13.	SHARE CAPITAL AND RESERVES – (continued)

c)Share Purchase Warrants

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance at December 31, 2024, 2023	—	—
Warrants issuance	4,194,477	0.53
Warrants exercised	(2,019,477)	0.40
Balance at December 31, 2025	2,175,000	0.65

As at December 31, 2025, 2,175,000 share purchase warrants with an expiry date of July 17, 2027 are outstanding.